RISK MANAGEMENT - Trading book risk - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,509,201	1,056,736
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,509,201	1,056,736
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	56,627	94,298
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,452,574	$ 962,438